Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 26,689	$ 20,706	$ 20,708	$ 25,172	$ 18,095	$ 14,564	$ 11,946	$ 11,305	$ 9,102
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,141	8,708	8,771	10,739
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 28,730	22,291	22,300	27,115	19,498	15,707	12,910	12,205	9,810	$ 10,070
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,285	9,561	9,592
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,970,503	2,298,014	2,290,698	2,777,014	1,988,840	1,595,666	1,305,744	1,230,664	986,348	1,009,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,986,499	2,308,137	2,298,936	2,783,964	1,992,423	1,598,665	1,307,606	1,232,654	987,110	1,009,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,527	22,143	20,432	24,472	17,005	15,439	13,605	12,763	10,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 13,318	9,660	8,914	10,676
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,983	22,474	20,737	24,837	17,259	15,669	13,808	12,954	10,449	10,021
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,202	10,302	9,505
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,098,330	2,247,429	2,073,685	2,483,718	1,725,934	1,566,939	1,380,793	1,295,395	1,044,858	1,002,121
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,098,330	$ 2,247,429	$ 2,073,685	$ 2,483,718	$ 1,725,934	$ 1,566,939	$ 1,380,793	$ 1,295,395	$ 1,044,858	$ 1,002,121